Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations
Net Loss	$ (1,185,846)	$ (2,305,073)
Foreign Currency Translation Loss	(55,321)	(42,802)
Comprehensive Loss	$ (1,241,167)	$ (2,347,875)